Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	MSC Income Fund, Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-00939
Entity Tax Identification Number	45-3999996
Entity Address, Address Line One	1300 Post Oak Boulevard
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	350-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001535778
Amendment Flag	false
Entity Listings [Line Items]
Security Exchange Name	NYSE
Trading Symbol	MSIF
Title of 12(b) Security	Common Stock, par value $0.001 per share